SHAREHOLDER'S CAPITAL - Option Activity (Details)		12 Months Ended
	Aug. 16, 2023 shares	Dec. 31, 2023 Option $ / shares
SHAREHOLDER'S CAPITAL
Number of share options outstanding at beginning of period | Option		22,128,582
Number of share options granted	150,000	150,000
Number of share options exercised | Option		0
Number of share options outstanding at end of period | Option		22,278,582
Number of vested share options | Option		8,229,297
Weighted average exercise price of share options outstanding at beginning of period (US$ per share) | $ / shares		$ 32.59
Weighted average exercise price of share options granted (US$ per share) | $ / shares		33.00
Weighted average exercise price of share options outstanding at end of period (US$ per share) | $ / shares		32.59
Weighted average exercise price of vested share options (US$ per share) | $ / shares		$ 28.93